DERIVATIVE FINANCIAL INSTRUMENTS - Detail Pre-tax Amounts Reclassified from Accumulated Other Comprehensive Loss into Earnings for Active Derivative Financial Instruments (Detail) (Cash Flow Hedges, USD $)
In Millions, unless otherwise specified
	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Foreign Exchange Contracts	Dec. 28, 2013 Foreign Exchange Contracts	Dec. 29, 2012 Foreign Exchange Contracts	Dec. 28, 2013 Foreign Exchange Contracts Cost of Sales	Dec. 29, 2012 Foreign Exchange Contracts Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months		$ (9.6)
Gain (Loss) recorded in OCI					(5.1)	(11.2)
Gain (Loss) reclassified from OCI to income (Effective Portion)	11.7	2.9	15.9				(3.4)	(1.9)
Gain (Loss) recognized in income (Ineffective Portion)				$ 0		$ 0